UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 140,293,827	$ 94,548,714	$ 256,476,632	$ 221,391,962
Initial recognition and changes in the fair value of biological assets at the point of harvest	(72,785)	(138,529)	338,128	351,477
Cost of sales	(88,710,537)	(59,141,259)	(160,326,318)	(134,817,137)
Changes in the net realizable value of agricultural products after harvest	(746,242)	(1,509,023)	(2,192,558)	(1,736,959)
Research and development expenses	(3,643,077)	(3,457,892)	(8,224,318)	(7,309,906)
Selling, general and administrative expenses	(31,164,937)	(28,413,577)	(65,097,785)	(60,318,488)
Share of profit or loss of joint ventures and associates	2,052,296	40,048	3,560,967	882,288
Other income or expenses, net	(1,166,603)	290,487	(2,398,238)	768,528
Operating profit	16,841,942	2,218,969	22,136,510	19,211,765
Financial cost	(3,815,993)	(5,759,485)	(11,477,850)	(12,539,332)
Other financial results	(3,454,061)	(4,200,857)	(3,336,196)	(5,489,163)
(Loss) profit before income tax	9,571,888	(7,741,373)	7,322,464	1,183,270
Income tax	(8,333,387)	(684,906)	(8,762,427)	(5,697,549)
(Loss) profit for the period	1,238,501	(8,426,279)	(1,439,963)	(4,514,279)
(Loss) profit for the period attributable to:
Equity holders of the parent	108,449	(8,156,746)	(4,483,185)	(7,658,449)
Non-controlling interests	1,130,052	(269,533)	3,043,222	3,144,170
(Loss) profit for the period	$ 1,238,501	$ (8,426,279)	$ (1,439,963)	$ (4,514,279)
(Loss) profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	$ 0.0017	$ (0.1323)	$ (0.0713)	$ (0.1242)
Diluted (loss) profit attributable to ordinary equity holders of the parent	$ 0.0017	$ (0.1323)	$ (0.0713)	$ (0.1242)
(Loss) profit for the period	$ 1,238,501	$ (8,426,279)	$ (1,439,963)	$ (4,514,279)
Other comprehensive (loss) income	485,703	585,882	(444,254)	616,907
Items that may be subsequently reclassified to profit and loss	485,703	585,882	(444,254)	616,907
Foreign exchange differences on translation of foreign operations from joint ventures	897	(122,814)	897	(21,946)
Foreign exchange differences on translation of foreign operations	484,806	708,696	(445,151)	638,853
Total comprehensive (loss) profit	1,724,204	(7,840,397)	(1,884,217)	(3,897,372)
Total comprehensive (loss) profit attributable to:
Equity holders of the parent	510,976	(7,779,559)	(4,853,354)	(7,377,844)
Non-controlling interests	1,213,228	(60,838)	2,969,137	3,480,472
Total comprehensive (loss) profit	$ 1,724,204	$ (7,840,397)	$ (1,884,217)	$ (3,897,372)